CONSOLIDATED AND COMBINED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities
Net income (loss)	$ 587,847	$ 4,429,816	$ 1,518,504
Adjustments to reconcile net income to net cash provided by operating activities:
Unit-based compensation	17,500
Unrealized (gain) loss on derivatives	552,268	(1,279,176)	1,016,716
Loss on early extinguishment of debt	2,905,259
Amortization expense	3,556,911	3,229,377	1,435,855
Amortization of above- and below- market lease	(539,539)	(430,909)	(224,311)
Amortization of deferred loan costs	864,318	751,352	254,454
Receivables interest accretion	(51,899)	(68,977)	(49,978)
Impairments	258,834	1,005,478	183,271
Allowance for investments in receivables	4,465	25,304
Allowance for doubtful accounts		30	1,036
Changes in operating assets and liabilities:
Rent receivables, net	31,404	115,435	(217,699)
Accounts payable and accrued liabilities	666,747	159,860	785,804
Deferred rent receivables	(111,978)	(152,051)	(126,706)
Prepaid rent	186,312	405,404	869,402
Due to Landmark and affiliates	380,706	111,567	(1,167,876)
Other assets	(399,222)
Net cash provided by operating activities	8,909,933	8,302,510	4,278,472
Investing activities
Acquisition of land		(1,301,916)	(406,142)
Acquisition of real property interests	(6,298,077)	(27,209,853)	(53,853,178)
Acquisition of receivables			(9,961,371)
Repayment of receivables	751,735	702,368	267,373
Net cash used in investing activities	(5,546,342)	(27,809,401)	(63,953,318)
Financing activities
Proceeds from initial public offering, net of offering costs of $9,519,321	42,730,679
Proceeds from sale of subordinated units to Landmark	39,272,905
Proceeds from the revolving credit facility	75,000,000
Proceeds from secured debt facilities	5,772,087	22,676,535	67,301,683
Principal payments on the revolving credit facility	(1,000,000)
Principal payments on secured debt facilities	(95,108,775)	(641,530)
Deferred loan costs	(3,367,677)	(1,490,876)	(2,755,708)
Contributions from Contributing Landmark Funds members		500,000	52,418,850
Distributions to Contributing Landmark Funds members	(67,282,062)	(25,716,825)	(32,197,602)
Consideration paid to general partner associated with Acquired Assets	(106,967)	(31,223)	(2,799)
Net cash provided by (used in) financing activities	(4,089,810)	(4,703,919)	84,764,424
Net increase (decrease) in cash and cash equivalents	(726,219)	(24,210,810)	25,089,578
Cash and cash equivalents at beginning of period	1,037,327	25,248,137	158,559
Cash and cash equivalents at end of period	$ 311,108	$ 1,037,327	$ 25,248,137